UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 06143

Credit Suisse Global Fixed Income Fund, Inc.

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

Eleven Madison Avenue

New York, New York 10010

(Address of principal executive offices) (Zip code)

John G. Popp

Eleven Madison Avenue

New York, New York 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: 10/31

Date of reporting period: July 1, 2009 - June 30, 2010

ITEM 1. PROXY VOTING RECORD

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.  On July 20, 2009, the Registrant merged into the Aberdeen Global Fixed Income Fund, a series of Aberdeen Funds (Investment Company Act No. 811-22132).  Please see the 2010 N-PX Filing for the Aberdeen Global Fixed Income Fund a series of the Aberdeen Funds SEC File Number 811-22132 SEC Accession No. 0001104659-10-046005.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Credit Suisse Global Fixed Income Fund, Inc.

By:	/s/ John G. Popp
John G. Popp
Chief Executive Officer

Date:	August 30, 2010